Operating Leases	12 Months Ended
Dec. 31, 2022
Operating Leases
Operating Leases

6. Operating Leases

1)	Lease as lessee

The Company leases office space, sorting hubs and warehouse facilities under non-cancellable operating lease agreements that expire at various dates through December 2034. During the three years ended December 31, 2020, 2021 and 2022, the Company incurred rental expenses related to fixed operating lease costs amounting to RMB 361,098, RMB 388,450 and RMB370,385, respectively. No variable lease cost existed.

Supplemental information related to leases within the consolidated balance sheets are as follows:

	As of December 31,	As of December 31,
	2021	2022
	RMB	RMB

Operating lease right-of-use assets	897,238	808,506

Current operating lease liabilities	250,995	229,718
Non-current operating lease liabilities	556,091	510,349
Total operating lease liabilities	807,086	740,067

Weighted average remaining lease term (in years)	5	5

Weighted average discount rate	4.26%	4.31%

6. Operating Leases (Continued)

1)Lease as lessee (Continued)

Supplemental cash flow information related to leases for the years ended December 31, 2021 and 2022 are as follows:

	Year ended	Year ended
	December 31,	December 31,
	2021	2022
	RMB	RMB
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	351,218	348,672
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	375,329	291,000
Right-of-use assets decreased (increased) due to lease modifications:
Operating leases	(8,613)	44,797

The following is a maturity analysis of the annual undiscounted cash flows as of December 31, 2021 and December 31, 2022:

	As of	As of
	December 31, 2021	December 31, 2022
	RMB	RMB
Within one year	254,219	227,647
Within a period of more than one year but not more than two years	170,612	179,784
Within a period of more than two years but not more than three years	164,966	133,299
Within a period of more than three years but not more than four years	109,394	118,142
Within a period of more than four years but not more than five years	95,021	47,397
More than five years	104,362	125,054
Total lease commitment	898,574	831,323
Less: Imputed interest	91,488	91,256
Total operating lease liabilities	807,086	740,067
Less: Current operating lease liabilities	250,995	229,718
Long-term operating lease liabilities	556,091	510,349

Under ASC 842, land use rights agreements are also considered as operating lease contracts. See Note 5 for separate disclosures related to land use right.

2)Lease as lessor

The Company rents land and buildings to network partners under non-cancellable operating lease agreements that expire at various dates through December 2037. All of the Company’s leasing arrangements as lessor are classified as operating leases. Rental income is recognized on a straight-line basis over the rental period. During the years ended December 31, 2020, 2021 and 2022, the Company recorded rental income amounting to RMB81,348, RMB128,074 and RMB178,761, respectively.